Related Party Transactions	6 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 17 – RELATED PARTY TRANSACTIONS

Nature of relationships with related parties

Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer, Interim Chief Financial Officer and Director of the Company
Jianping Zhou	Father of Feng Zhou, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017
Xiaodong Pan	Chief Financial Officer
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.	An entity controlled by Xiaodong Ji, Independent Director of the Company.

Related party balances

a. The amounts due from related parties as of September 30, 2022 and March 31, 2022 were as follows:

	September 30, 2022 (Unaudited)	March 31, 2022

Jiangsu Health Pharmaceutical Investment Co., Ltd.	$2,635,657	$-
Taizhou Jiutian Pharmaceutical Co. Ltd.	110,236	-
Taizhou Su Xuan Tang Chinese Medicine Clinic	2,446	-
Total	$2,748,339	$-

For the six months ended September 30, 2022, the Company provided working capital to support the operations of its related parties when needed. The amounts due from related parties were unsecured, due on demand, and interest free. The Company expected to collect these amounts from its related parties before March 31, 2023.

b. The amounts due to related parties as of September 30, 2022 and March 31, 2022 were as follows:

	September 30, 2022 (Unaudited)	March 31, 2022

Jiangsu Health Pharmaceutical Investment Co., Ltd.	$-	$5,529,274
Jianping Zhou	-	2,030,035
Jiangsu Sutaitang Online Commercial Co., Ltd.	-	769,611
Feng Zhou	-	276,683
Xiaodong Pan	-	90,099
Total	$-	$8,695,702

Related party transactions

For the six months ended September 30, 2022 and 2021, the Company generated revenues of $2,297 and $2,312, respectively, from sales transactions with Taizhou Jiutian Pharmaceutical Co. Ltd.

For the six months ended September 30, 2022 and 2021, the Company generated revenues of $8,396 and $9,574, respectively, from sales transactions with Taizhou Su Xuan Tang Chinese hospital Co. Ltd.

For the six months ended September 30, 2022 and 2021, the Company generated revenue of $5,787 and 4,503, respectively, from sales transactions with Taizhou Su Xuan Tang Chinese Medicine Clinic.

For the six months ended September 30, 2022, the Company repaid $11,093,857 to Jiangsu Health Pharmaceutical Investment Co., Ltd., Feng Zhou and other related parties. For the six months ended September 30, 2021, the Company repaid $13,285,682 to Feng Zhou, Jiangsu Health Pharmaceutical Investment Co., Ltd. and Jianbin Zhou.